SCHEDULE OF GOODWILL (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill	$ 10,512,346	$ 6,531,346
Tickeri [Member]
Goodwill	3,353,392	3,353,392
Monster Creative [Member]
Goodwill	3,177,954	3,177,954
BizSecure [Member]
Goodwill	3,981,000
Ixaya [Member]
Goodwill